STOCK OPTION PLANS (Details Textual) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended							1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Maximum [Member]	Mar. 31, 2014 Minimum [Member]	Mar. 31, 2014 Chief Financial Officer [Member]	Mar. 31, 2014 Chief Financial Officer [Member] Performance Shares [Member]	Mar. 31, 2014 Chief Financial Officer [Member] Time Based Shares [Member]	Mar. 31, 2014 Chief Financial Officer [Member] Market Based Shares [Member]	Mar. 31, 2014 Employees [Member]	Jan. 31, 2014 Stock Plan 2008 [Member]	Mar. 31, 2014 Stock Plan 2008 [Member]	Dec. 31, 2013 Stock Plan 2008 [Member]	Dec. 31, 2012 Stock Plan 2008 [Member]	Nov. 30, 2012 Preferred Stock Plan 2012 [Member]	Jul. 15, 2012 Preferred Stock Plan 2012 [Member]	Dec. 31, 2013 Preferred Stock Plan 2012 [Member]	Dec. 31, 2012 Preferred Stock Plan 2012 [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member]	Mar. 31, 2014 Convertible Preferred Stock [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]	Mar. 31, 2014 Series B Convertible Preferred Stock [Member]	Dec. 31, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs	$ 1,043,000
Weighted Average Period Of Unrecognized Compensation Cost	2.5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											38,242,127	28,242,127
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	8,000,000				8,000,000	2,000,000	4,000,000	2,000,000	8,200,000	10,000,000				1,200,000	1,248,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total		$ 443,849
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years	2 years							4 years	4 years					4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 0.0775							$ 0.52	$ 0			$ 0.0237	$ 0.0237
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant												623,618				712,500
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares In Deficit	3,231,221
Preferred Stock, Shares Authorized																		10,000,000	10,000,000	10,000,000
Preferred Stock Shares Designated Before Increase																		2,500,000
Preferred Stock Shares Designated Increase																		500,000
Preferred Stock Shares, Designated																					3,000,000	2,500,000	2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	25 percent upon grant and 1/36 per month